CONSOLIDATED UNAUDITED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2023
Consolidated Unaudited Financial Statements [Abstract]
CONSOLIDATED UNAUDITED FINANCIAL STATEMENTS
NOTE 2:-	CONSOLIDATED UNAUDITED FINANCIAL STATEMENTS

The accompanying consolidated unaudited financial statements have been prepared in a condensed format and include the consolidated unaudited financial operations of the Company as of June 30, 2023 and for the six month periods then ended, in accordance with U.S. GAAP, relating to the preparation of financial statements for interim periods.

Accordingly, the accompanying consolidated unaudited financial statements do not include all the information and footnotes required by generally accepted accounting principles for a complete set of financial statements. These consolidated unaudited financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2022 that are included in the Company's Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 29, 2023 (the "Annual Report"). In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the year ended December 31, 2023.